Aimco Equity (Details 2) (Series A Community Reinvestment Act Preferred Stock [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A Community Reinvestment Act Preferred Stock [Member]
Repurchases of CRA Preferred Stock pursuant to the repurchase agreement
Shares repurchased	40	20
Liquidation preference of preferred stock repurchased	$ 20,000	$ 10,000
Repurchase price	14,800	7,000
Discount to liquidation preference, net of previously deferred issuance costs, recognized as an adjustment of net income attributable to Aimco preferred stockholders	$ 4,700	$ 2,800